Victory Integrity Mid-Cap Value Fund Expense Example - Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] - Victory Integrity Mid-Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,057
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	3,059
Expense Example, with Redemption, 5 Years	5,364
Expense Example, with Redemption, 10 Years	8,119
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,037
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,202